Mainland China Contribution Plan And Profit Appropriation (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Mainland China Contribution Plan And Profit Appropriation
Total accumulated monthly contributions for employee benefit plan	$ 7,200,000	44,596,000	39,347,000	30,528,000
Ongoing obligations to the employees subsequent to the contributions to the PRC plan		0